Offerings	Sep. 03, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.250% Notes due September 1, 2028
Amount Registered | shares	700,000,000
Maximum Aggregate Offering Price	$ 699,692,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 107,122.85
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the Registrant initially deferred payment of all of the registration fee for a Registration Statement on Form S-3ASR (Registration Statement No. 333-289425), filed with the Securities and Exchange Commission on August 8, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Floating Rate Notes due September 1, 2028
Amount Registered | shares	300,000,000
Maximum Aggregate Offering Price	$ 300,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 45,930.00
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the Registrant initially deferred payment of all of the registration fee for a Registration Statement on Form S-3ASR (Registration Statement No. 333-289425), filed with the Securities and Exchange Commission on August 8, 2025.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.500% Notes due September 4, 2030
Amount Registered | shares	650,000,000
Maximum Aggregate Offering Price	$ 648,875,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 99,342.84
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the Registrant initially deferred payment of all of the registration fee for a Registration Statement on Form S-3ASR (Registration Statement No. 333-289425), filed with the Securities and Exchange Commission on August 8, 2025.